Significant Accounting Policies - Allowance for Doubtful Accounts, Fair Value of Financial Instruments and Inventories - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes to the allowance for doubtful accounts
Balance at beginning of year	$ 1,353	$ 1,084	$ 285
Acquisition			742
Provision for bad debt expense	3,024	881	368
Write-offs	(3,723)	(612)	(311)
Balance at end of year	654	$ 1,353	$ 1,084
Fair value of Financial Instruments
Fair value of variable rate term loan and short-term borrowings	$ 1,400,000
Longview Paper mill and the corrugated products manufacturing plants
Inventories
Percentage of LIFO inventory to total inventory (as a percent)	18.00%	22.00%